Business Combination (Details) - Schedule of represents the purchase price allocation at the dates of the acquisition - Purchase Price [Member]	Mar. 25, 2021 USD ($)
Business Combination (Details) - Schedule of represents the purchase price allocation at the dates of the acquisition [Line Items]
Cash and cash equivalents	$ 24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$ 327,763